Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (1,827)	$ (1,092)
Total other intangible assets, gross carrying amount	39,891	38,929
Total other intangible assets, net carrying value	$ 38,064	$ 37,837
License / Franchise Agreements [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Weighted Average Amortization Period	5 years 11 months	5 years 5 months
Gross Carrying Amount	$ 3,360	$ 3,326
Accumulated Amortization	(1,827)	(1,092)
Net Carrying Value	1,533	2,234
Trade Names [Member]
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Carrying Amount/Value	$ 36,531	$ 35,603